Putnam Investments
One Post Office Square
Boston, MA 02109
September 4, 2009

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Investment Funds, (the “Trust”), (File No. 33-56339) (811-07237) Post-Effective Amendment
No.93, to Registration Statement on Form N-1A, on behalf of its Putnam Mid Cap Value Fund and Putnam
Capital Opportunities Fund series, (the “Funds”).

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No.93 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on August 27, 2009.

Comments or questions concerning this certificate may be directed to AnneMarie Duffy at 1-800-225-2465, ext. 14824.

Very truly yours,

Putnam Investment Funds

/s/ Charles E. Porter
By:

Charles E. Porter
Executive Vice President, Associate Treasurer,
Principal Executive Officer and Compliance Liaison

cc: Ropes & Gray, LLP